GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at March 31, 2025 (Unaudited)

Shares	Common Stocks: 97.2%	Value
	Electrification: 23.4%
8,533	Amphenol Corp.	$559,679
8,026	APTIV PLC*	477,547
2,831	Gentherm Inc.*	75,701
17,509	Infineon Technologies AG	584,744
25,925	Johnson Matthey PLC	444,434
2,044	LG Chem Ltd.	343,782
2,576	NXP Semiconductors NV	489,595
8,763	ON Semiconductor Corp.*	356,566
15,469	Sensata Technologies Holding	375,433
		3,707,481
	Energy Efficiency: 17.7%
13,085	Ameresco*	158,067
1,238	Carlisle Cos Inc.	421,539
1,986	Hubbell Inc.	657,187
2,450	Installed Building Products Inc.	420,077
2,906	Owens Corning	415,035
2,189	Trane Technologies PLC	737,518
		2,809,423
	Renewable Energy Generation: 20.3%
520,000	China Longyuan Power Group Corp. - H Shares	416,873
245,000	China Suntien Green Energy Corp. Ltd. - H Shares	119,896
54,792	Iberdrola SA	884,020
11,109	Nextera Energy Inc.	787,517
8,154	Ormat Technologies Inc.	577,059
10,009	Orsted AS	437,920
		3,223,285
	Renewable Equipment Manufacturing: 35.8%
24,254	Canadian Solar Inc.*	209,797
2,440	Eaton Corp PLC	663,265
4,116	Enphase Energy Inc.*	255,398
3,051	First Solar Inc.*	385,738
5,767	Itron Inc.*	604,151
7,312	Legrand SA	773,973
3,269	Schneider Electric SE	752,386
3,319	Siemens AG	768,947
13,991	Spie SA	598,119
26,440	Vestas Wind Systems A/S	364,015
770,200	Xinyi Solar Holdings Ltd.	297,896
		5,673,685

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at March 31, 2025 (Unaudited)

Shares	Common Stocks: 97.2%	Value
	Total Common Stocks	15,413,874
	(cost $20,772,910)

	Total Investments in Securities	$15,413,874
	(cost $20,772,910): 97.2%

	Other Assets less Liabilities: 2.8%	448,181

	Net Assets: 100.0%	$15,862,055

*	Non-income producing security.

PLC - Public Limited Company